LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
LEASES

9.	LEASES

The Company determines whether an arrangement is or contains a lease at contract inception. Lease agreements under which the Company is the lessee are evaluated for classification as either finance or operating leases. The Company’s leases are classified as operating leases. Operating lease right-of-use (“ROU”) assets and corresponding lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The ROU asset represents the Company’s right to use the underlying leased asset during the lease term, while the lease liability represents the Company’s obligation to make lease payments. As most of the Company’s leases do not provide an implicit interest rate, the Company uses its incremental borrowing rate, determined based on information available at the lease commencement date, to measure the present value of lease payments.

Leases with an initial term of 12 months or less are not recognized on the Company’s condensed consolidated balance sheets. Lease expense for these short-term leases is recognized on a straight-line basis over the lease term. The Company has elected the practical expedient to account for lease and non-lease components as a single lease component.

The Company leases office space in New York City under an operating lease agreement with a remaining lease term through November 2027. The lease requires fixed monthly rental payments and does not include material variable lease payments based on an index or rate.

In addition, on January 5, 2026, the Company’s subsidiary, AMCV, entered into a lease agreement for office space in Vietnam with an initial term of 12 months. This lease qualifies for the short-term lease exemption under ASC 842. Accordingly, no right-of-use asset or lease liability has been recognized for this lease, and lease payments are recognized as short-term lease expense on a straight-line basis over the lease term. Short-term lease expense related to the Vietnam office lease was approximately $320 and $960 for the three and six months ended June 30, 2026, respectively.

For the three and six months ended June 30, 2026, the Company recognized operating lease expense related to its New York office lease of approximately $14,210 and $28,419, respectively. For the three and six months ended June 30, 2025, the Company recognized operating lease expense of approximately $49,734.

Operating Lease Expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025

Operating lease expense	$14,210	$49,734	$28,419	$49,734

Right-of-Use Asset and Lease Liability

	June 30,	December 31,
	2026	2025

Operating lease right-of-use assets	$75,298	$101,221
Short-term operating lease liabilities	(58,901)	(57,349)
Long-term operating lease liabilities	(22,909)	(52,753)
Total operating lease liabilities	$(81,810)	$(110,102)

Weighted-Average Lease Term and Discount Rate

	June 30,	December 31,
	2026	2025

Weighted average lease term (years)	1.4	1.9
Weighted average discount rate	5.49%	5.49%

Supplemental Cash Flow Information

	June 30,	December 31,
	2026	2025

Supplemental noncash information:
Right-of-use asset obtained in exchange for lease obligations	$-	$168,418

Future Minimum Lease Payments

The following table summarizes the Company’s future lease payments under the operating lease as of June 30, 2026:

Future lease commitments	Commitments

2026 (remaining of the year)	$30,788
2027	53,878
Total Lease Payments	$84,666
Less: imputed interest	(2,856)
Less: prepayments	-
Present value of lease liabilities	$81,810
Current portion of obligations under operating leases	58,901
Obligations under operating leases, non-current	22,909

12.	LEASE

The Company determines if an arrangement is a lease at inception. Lease agreements under which the Company is a lessee are evaluated to classify the lease as a finance or operating lease. Operating lease assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. As most leases do not provide an implicit interest rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments.

Leases with an initial term of 12 months or less are not recorded on the Company’s consolidated balance sheets. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company accounts for lease components and non-lease components as a single lease component.

The Company leased an office in New York City with a 39-month term and an option to renew. Payments for this office space include fixed rental payments and do not consist of any variable lease payments that depend on an index or a rate.

In accordance with ASC 842, lease expense for the year ended December 31, 2025 was $67,198. Lease expense for the year ended December 31, 2024 was $nil, as the lease commenced in August 2024 and lease expense for 2024 was not material.

The components of operating lease expense for the years ended December 31, 2025 and 2024 were as follows:

Operating Lease Expense

	Years Ended
	December 31,
	2025	2024

Operating lease expense	$78,154	$-

Right-of-Use Assets and Lease Liabilities

	December 31,	December 31,
	2025	2024

Operating lease right-of-use assets	$101,221	$-
Short-term operating lease liabilities	(57,349)	-
Long-term operating lease liabilities	(52,753)	-
Total operating leased liabilities	$(110,102)	$-

Weighted-Average Lease Term and Discount Rate

	December 31,	December 31,
	2025	2024

Weighted average lease term	1.9	-
Weighted average discount rate	5.49%	-

Supplemental Cash Flow Information

	December 31,	December 31,
	2025	2024

Amounts included in the measurement of lease liabilities:
Non-cash lease expense	$78,154	$-
Supplemental noncash information:
Right-of-use asset obtained in exchange for lease obligations	$168,418	$-

Future Minimum Lease Payments

The following table summarizes the Company’s future lease payments under the operating lease as of December 31, 2025:

Future lease commitments	Commitments

2026	$61,575
2027	53,879
Total Lease Payments	$115,454
Less: imputed interest	(5,352)
Less: prepayments	-
Present value of lease liabilities	$110,102
Current portion of obligations under operating leases	57,349
Obligations under operating leases, non-current	52,753